Commitments, contingencies and guarantees - Additional information (Detail) ¥ in Millions, $ in Millions		1 Months Ended						12 Months Ended
	Jun. 30, 2016 USD ($)	Sep. 30, 2017 USD ($)	Jan. 31, 2016 EUR (€)	Oct. 31, 2014 JPY (¥)	Jul. 31, 2013 EUR (€)	Apr. 30, 2013 JPY (¥)	Mar. 31, 2013 EUR (€)	Mar. 31, 2018 JPY (¥)	Mar. 31, 2017 JPY (¥)	Mar. 31, 2016 JPY (¥)	Jun. 25, 2018 JPY (¥)	May 22, 2018 EUR (€)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Sep. 23, 2015 EUR (€)	May 15, 2015 USD ($)	Mar. 31, 2014 EUR (€)	Jun. 30, 2012 USD ($)	Nov. 30, 2011 USD ($)	Sep. 30, 2011 USD ($)	Apr. 30, 2011 USD ($)	Jan. 31, 2008 EUR (€)
Contingencies
Current estimate of maximum reasonably possible loss | ¥											¥ 80,000
Net gain on trading | ¥								¥ 442,885	¥ 475,587	¥ 354,031
Other mortgage-related contingencies [Abstract]
Loan repurchase claims received against the relevant subsidiaries													$ 3,203
Tax notice issued by tax authorities in Pescara, Italy [Member]
Contingencies
Reimbursement of refund | €																						€ 33,800,000
Two actions by Fairfield Sentry Ltd. and Fairfield Sigma Ltd. [Member]
Contingencies
Recovery of payment																		$ 35
Action by the Federal Home Loan Bank of Boston [Member]
Contingencies
Amount of certifications purchased																					$ 406
Action by the Federal Housing Finance Agency [Member]
Contingencies
Amount of certifications purchased																				$ 2,046
Amount the court ordered the defendants to pay																$ 806
Amount of court costs and attorneys' fees																$ 33
Claim filed by the Madoff Trustee [Member]
Contingencies
Recovery of payment																			$ 21
Action by Banca Monte dei Paschi di Siena SpA [Member]
Contingencies
Amount of damages sought | €							€ 1,142,000,000
Recovery of payment | €																	€ 1,500,000,000
Amount of discount based on the settlement agreement | €															€ 440,000,000
Net gain on trading | ¥										¥ (34,000)
Action by Fondazione Monte dei Paschi di Siena [Member]
Contingencies
Amount of damages sought | €					€ 315,200,000
Action by the Commissione Nazionale per le Societa e la Borsa [Member]
Contingencies
Amount of fine payment, due to vicarious liability | €												€ 100,000
Action by the Municipality of Civitavecchia in Italy [Member]
Contingencies
Amount of damages sought | €			€ 35,000,000
Action by Syndicate Banks [Member]
Contingencies
Syndicated term loan	$ 60
Amount of damages sought	$ 48
Action by certain subsidiaries of American International Group, Inc. [Member]
Contingencies
Certain project finance notes														$ 750
Certain project finance notes which were purchased by AIG														$ 92
Action by FT Syndicate Banks [Member]
Contingencies
Syndicated term loan		$ 100
Amount of damages sought		$ 68
NSC [Member]
Contingencies
Amount of damages sought | ¥				¥ 2,143		¥ 10,247
Number of significant clients								5,320,000					5,320,000
Equity-linked structured notes purchased						11
Other commitments [Member]
Commitments and Contingencies Disclosure [Line Items]
Purchase obligations for goods or services | ¥								¥ 44,192	27,313
Resale agreements | ¥								2,538,000	1,830,000
Repurchase agreements | ¥								889,000	968,000
Obligations to return debt and equity securities borrowed without collateral | ¥								¥ 419,000	¥ 477,000